Long term debt (Details)				9 Months Ended	12 Months Ended
	Jul. 21, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²	Sep. 02, 2018 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²	May 25, 2021 USD ($)	May 03, 2020 USD ($)	Oct. 07, 2019 USD ($)	Aug. 09, 2018 USD ($)
Long term debt (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 0	$ 26,400
Debt Instrument, Face Amount				$ 585,750	$ 442,300		$ 53,625
Debt Instrument, Interest Rate, Stated Percentage				12.00%	12.00%
Interest Payable									$ 34,694
Repayments of Debt					$ 65,470	$ 151,043
Purchased Automobile [Member] | President [Member] | Promissory Note [Member]
Long term debt (Details) [Line Items]
Debt Instrument, Face Amount										$ 6,575
Debt Instrument, Interest Rate, Stated Percentage										6.00%
Debt Instrument, Periodic Payment, Principal					2,560
DR. Fred Air Conditioning [Member]
Long term debt (Details) [Line Items]
Business Combination, Consideration Transferred			$ 22,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			$ 15,000
Real Estate Note Allen-Neisen Family Trust [Member]
Long term debt (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		4,800				4,800
Property, Plant and Equipment, Additions		$ 325,000
Payments to Acquire Property, Plant, and Equipment		25,000
Debt Instrument, Face Amount		$ 300,000				$ 300,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%				5.00%
Debt Instrument, Periodic Payment		$ 1,980
Notes and Loans Payable				$ 283,221
SBA Loan [Member]
Long term debt (Details) [Line Items]
Debt Instrument, Face Amount	$ 150,000				123,999			$ 123,999
Debt Instrument, Interest Rate, Stated Percentage	3.75%							1.00%
Debt Instrument, Periodic Payment	$ 731
Debt Instrument, Description	Each payment will be applied first to interest accrued to the date of receipt of each payment, and the balance, if any, will be applied to principal. For loan amounts of greater than $25,000, Borrower hereby grants to SBA, the secured party hereunder, a continuing security interest in and to any and all “Collateral” as described herein to secure payment and performance of all debts, liabilities and obligations of Borrower to SBA hereunder without limitation, including but not limited to all interest, other fees and expenses (all hereinafter called “Obligations”).
Interest Payable				4,198	2,812
Notes and Loans Payable				149,900
Extinguishment of Debt, Gain (Loss), Net of Tax				206,047
Ascentium Capital [Member]
Long term debt (Details) [Line Items]
Repayments of Debt					435
Fredrick Donze [Member]
Long term debt (Details) [Line Items]
Repayments of Debt					$ 212
Promissory Note [Member] | Purchased Automobile [Member]
Long term debt (Details) [Line Items]
Notes and Loans Payable, Current				$ 0